Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Current remuneration	$16.3	$7.8
Post-employment benefits	1.1	1.0
Stock-based compensation expense [a]	17.4	9.9
Total	$34.8	$18.7
[a]
Includes the impact of accelerated vesting of executive management stock options recognized during the year ended January 31, 2026.